UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4337


                              HERITAGE CASH TRUST
                              -------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                           STEVEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                    (Name and Address of Agent for Service)

                                    Copy to:
                          CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                1601 K Street, NW
                           Washington, D.C. 20016-1600


Date of fiscal year end: August 31, 2006
                         ---------------

Date of reporting period: May 31, 2006
                          ------------

ITEM 1.   SCHEDULE OF INVESTMENTS


-----------------------------------------------------------------------------------------------------------------------------------
                                             HERITAGE CASH TRUST -- MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL                         % OF NET
                                                                                  AMOUNT           VALUE           ASSETS
                                                                                --------           -----          --------
COMMERCIAL PAPER
----------------
     DOMESTIC
     --------
        BANKS
        ----

            Bank of America Corporation, 4.85%, 06/06/06                          $ 50,000,000    $ 49,966,319      0.9%
            Bank of America Corporation, 4.87%, 06/16/06                            50,000,000      49,898,542      0.9%
            Bank of America Corporation, 4.94%, 06/26/06                            50,000,000      49,828,646      0.9%
            J.P. Morgan  Chase & Company, Inc., 4.89%, 06/16/06                     50,000,000      49,898,125      0.9%
            J.P. Morgan  Chase & Company, Inc., 4.89%, 06/19/06                     50,000,000      49,877,750      0.9%
            State Street Corporation, 4.99%, 07/06/06                               50,000,000      49,757,431      0.9%
            State Street Corporation, 5.00%, 07/06/06                               50,000,000      49,756,944      0.9%
                                                                                               ------------------  ----------
                                                                                                   348,983,757      6.3%
        BEVERAGES
        ---------
            The Coca-Cola Company, 4.93%, 07/06/06                                  60,000,000      59,712,417      1.0%
                                                                                               ------------------  ----------
        CHEMICALS
        ---------
            E.I. du Pont de Nemours and Company, 4.90%, 06/12/06                    41,075,000      41,013,502      0.7%
            E.I. du Pont de Nemours and Company, 4.90%, 06/13/06                    25,000,000      24,959,166      0.4%
            E.I. du Pont de Nemours and Company, 4.91%, 06/14/06                    33,925,000      33,864,849      0.6%
                                                                                               ------------------  ----------
                                                                                                    99,837,517      1.7%
        COSMETICS/PERSONAL CARE
        -----------------------
            Colgate-Palmolive Company, 4.94%, 06/08/06                              32,909,000      32,877,389      0.5%
            Colgate-Palmolive Company, 4.95%, 06/22/06                              43,500,000      43,374,521      0.8%
            Kimberly-Clark Worldwide, 4.92%, 06/02/06                               50,000,000      49,993,167      0.9%
            Kimberly-Clark Worldwide, 4.95%, 06/26/06                               45,540,000      45,383,456      0.8%
                                                                                               ------------------  ----------
                                                                                                   171,628,533      3.0%
        DIVERSIFIED MANUFACTURER
        ------------------------
            3M Company, 4.92%, 06/22/06                                             30,000,000      29,913,900      0.5%
            3M Company, 4.93%, 06/22/06                                             29,000,000      28,916,601      0.5%
            General Electric Capital Corporation, 4.92%, 06/20/06                   50,000,000      49,870,167      0.8%
            General Electric Capital Corporation, 5.00%, 07/06/06                  100,000,000      99,513,889      1.7%
                                                                                               ------------------  ----------
                                                                                                   208,214,557      3.5%
        ELECTRONIC COMPONENTS & EQUIPMENT
        ---------------------------------
            Emerson Electric Co., 4.95%, 06/05/06                                   19,500,000      19,489,275      0.3%
            Emerson Electric Co., 4.97%, 06/14/06                                   47,000,000      46,915,648      0.8%
                                                                                               ------------------  ----------
                                                                                                    66,404,923      1.1%
        FINANCIAL SERVICES
        ------------------
            Citigroup Funding Inc., 4.98%, 07/03/06                                 50,000,000      49,778,667      0.9%
            Citigroup Funding Inc., 4.97%, 07/06/06                                 50,000,000      49,758,403      0.9%
            Citigroup Funding Inc., 4.99%, 07/06/06                                 50,000,000      49,757,431      0.9%
                                                                                                -----------------  ----------
                                                                                                   149,294,501      2.7%
        MULTIMEDIA
        ----------
            McGraw-Hill Inc., 4.91%, 06/07/06                                       29,950,000      29,925,491      0.5%
            McGraw-Hill Inc., 4.92%, 06/07/06                                       31,050,000      31,024,539      0.5%
            McGraw-Hill Inc., 4.95%, 06/09/06                                       38,650,000      38,607,485      0.7%
                                                                                               ------------------  ----------
                                                                                                    99,557,515      1.7%
        OFFICE/BUSINESS EQUIPMENT
        -------------------------
            Pitney Bowes, Inc., 4.95%, 06/13/06                                     25,000,000      24,958,750      0.4%
            Pitney Bowes, Inc., 4.95%, 06/19/06                                     15,000,000      14,962,875      0.2%
            Pitney Bowes, Inc., 4.95%, 06/20/06                                     50,000,000      49,869,375      0.9%
            Pitney Bowes, Inc., 4.95%, 06/21/06                                     10,000,000       9,972,500      0.2%
                                                                                               ------------------  ----------
                                                                                                    99,763,500      1.7%
        OIL & GAS
        ---------
            ChevronTexaco Funding Corporation, 4.96%, 07/06/06                      50,000,000      49,758,889      0.9%
            ChevronTexaco Funding Corporation, 4.98%, 07/18/06                      50,000,000      49,674,917      0.9%
            ChevronTexaco Funding Corporation, 4.99%, 07/20/06                      50,000,000      49,660,403      0.9%
            Shell International Finance BV, 4.77%, 06/05/06                         50,000,000      49,973,500      0.9%
            Shell International Finance BV, 4.78%, 06/05/06                         51,000,000      50,972,913      0.9%
            Shell International Finance BV, 4.82%, 06/08/06                         49,000,000      48,954,076      0.9%
                                                                                               ------------------  ----------
                                                                                                   298,994,698      5.4%
        RETAIL
        ------
            Wal-Mart Stores Inc., 4.77%, 06/06/06                                   30,000,000      29,980,125      0.5%
            Wal-Mart Stores Inc., 4.91%, 06/27/06                                   30,000,000      29,893,617      0.5%
            Wal-Mart Stores Inc., 4.94%, 07/06/06                                   44,000,000      43,788,678      0.8%
            Wal-Mart Stores Inc., 4.95%, 07/06/06                                   46,000,000      45,778,625      0.8%
                                                                                               ------------------  ----------
                                                                                                   149,441,045      2.6%
     Total Domestic Commercial Paper (cost $1,751,832,963)                                       1,751,832,963      30.7%


     FOREIGN (a)
     -----------
        BANKS
        ----
            ABN AMRO North America Finance Inc., 4.85%, 06/09/06                    50,000,000      49,946,111      0.9%
            ABN AMRO North America Finance Inc., 4.97%, 07/06/06                    50,000,000      49,758,403      0.9%
            Barclays U.S. Funding Corporation, 5.07%, 07/18/06                      50,000,000      49,669,368      0.9%
            Barclays U.S. Funding Corporation, 5.09%, 07/25/06                      50,000,000      49,618,625      0.9%
            Danske Corporation, 4.85%, 06/08/06                                     25,000,000      24,976,424      0.4%
            Danske Corporation, 5.05%, 07/03/06                                     50,000,000      49,775,778      0.9%
            Danske Corporation, 5.05%, 07/18/06                                     25,000,000      24,835,174      0.3%
            Deutsche Bank Financial Inc., 4.88%, 06/15/06                           60,000,000      59,886,133      1.0%
            Deutsche Bank Financial Inc., 5.01%, 07/14/06                           40,000,000      39,760,633      0.6%
            HBOS Treasury Services PLC, 4.82%, 06/07/06                             50,000,000      49,959,833      0.9%
            HBOS Treasury Services PLC, 4.83%, 06/07/06                             50,000,000      49,959,750      0.9%
            KFW International Finance, 4.92%, 06/05/06                              34,653,000      34,634,055      0.6%
            KFW International Finance, 4.96%, 06/26/06                              40,000,000      39,862,222      0.7%
            KFW International Finance, 4.97%, 06/27/06                              25,347,000      25,256,018      0.4%
            Rabobank USA Financial Corporation, 5.06%, 06/01/06                    100,000,000     100,000,000      1.7%
            Royal Bank of Scotland, 4.85%, 06/09/06                                 50,000,000      49,946,111      0.9%
            Royal Bank of Scotland, 4.99%, 07/06/06                                 50,000,000      49,757,431      0.9%
            UBS Finance Delaware, LLC, 4.88%, 06/02/06                              50,000,000      49,993,222      0.9%
            UBS Finance Delaware, LLC, 5.03%, 07/06/06                              50,000,000      49,755,486      0.9%
                                                                                               ------------------  ----------
                                                                                                   897,350,777      15.6%
        FINANCIAL SERVICES
        ------------------
            Siemens Capital Corporation, 4.77%, 06/01/06                            50,000,000      50,000,000      0.9%
            Toyota Motor Credit Corporation, 4.81%, 06/02/06                        60,000,000      59,991,983      1.0%
            Toyota Motor Credit Corporation, 5.03%, 07/20/06                        50,000,000      49,657,681      0.9%
            Toyota Motor Credit Corporation, 5.01%, 07/21/06                        40,000,000      39,721,667      0.7%
                                                                                               ------------------  ----------
                                                                                                   199,371,331      3.5%
        FOOD
        ----
            Nestle Capital Corporation, 4.96%, 06/26/06                             21,000,000      20,927,667      0.4%
            Nestle Capital Corporation, 4.97%, 06/27/06                             29,700,000      29,593,394      0.5%
            Nestle Capital Corporation, 4.99%, 07/17/06                             36,200,000      35,969,416      0.6%
            Nestle Capital Corporation, 5.00%, 07/17/06                             34,100,000      33,882,139      0.6%
            Unilever Capital Corporation, 4.86%, 06/02/06                           17,500,000      17,497,638      0.3%
            Unilever Capital Corporation, 4.90%, 06/06/06                           10,000,000       9,993,194      0.2%
            Unilever Capital Corporation, 4.94%, 06/20/06                           20,000,000      19,947,856      0.3%
            Unilever Capital Corporation, 4.95%, 06/23/06                           15,000,000      14,954,625      0.3%
            Unilever Capital Corporation, 4.96%, 06/28/06                           20,000,000      19,925,600      0.3%
                                                                                               ------------------  ----------
                                                                                                   202,691,529      3.5%
        PHARMACEUTICALS
        ---------------
            GlaxoSmithKline Finance PLC, 4.97%, 06/02/06                            30,300,000      30,295,817      0.5%
            GlaxoSmithKline Finance PLC, 4.97%, 06/19/06                            50,000,000      49,875,750      0.9%
            GlaxoSmithKline Finance PLC, 4.98%, 06/19/06                            36,000,000      35,910,360      0.6%
            Novartis Finance Corporation, 4.99%, 06/01/06                          100,000,000     100,000,000      1.7%
                                                                                               ------------------  ----------
                                                                                                   216,081,927      3.7%
        REGIONAL AGENCIES
        -----------------
            The Canadian Wheat Board, 4.76%, 06/05/06                               25,000,000      24,986,778      0.4%
            The Canadian Wheat Board, 4.82%, 06/14/06                               40,000,000      39,930,378      0.7%
            The Canadian Wheat Board, 4.82%, 06/19/06                               35,000,000      34,915,650      0.6%
            The Canadian Wheat Board, 4.87%, 06/30/06                               25,000,000      24,901,924      0.4%
            Export Development Canada, 4.76%, 06/06/06                              40,000,000      39,973,556      0.7%
            Export Development Canada, 4.92%, 06/15/06                              32,000,000      31,938,773      0.6%
            Export Development Canada, 4.92%, 06/26/06                              28,000,000      27,904,333      0.5%
                                                                                               ------------------  ----------
                                                                                                   224,551,392      3.9%
     Total Foreign Commercial Paper (cost $1,740,046,956)                                        1,740,046,956     30.2%
                                                                                               ------------------  ----------
     Total Commercial Paper (cost $3,491,879,919)                                                3,491,879,919      60.9%

U.S. GOVERNMENT-SPONSORED ENTERPRISES
-------------------------------------
            Fannie Mae, 4.73%, 06/01/06                                            100,000,000     100,000,000      1.7%
            Fannie Mae, 4.75%, 06/07/06                                             11,589,000      11,579,825      0.2%
            Fannie Mae, 4.76%, 06/12/06                                             67,440,000      67,341,911      1.2%
            Fannie Mae, 4.76%, 06/28/06                                             23,000,000      22,917,890      0.4%
            Fannie Mae, 4.90%, 06/30/06                                             11,800,000      11,753,442      0.2%
            Fannie Mae, 4.82%, 07/05/06                                             79,229,000      78,868,332      1.4%
            Fannie Mae, 4.83%, 07/05/06                                             77,000,000      76,648,752      1.3%



            Fannie Mae, 4.88%, 07/05/06                                             25,500,000      25,382,594      0.4%
            Fannie Mae, 4.88%, 07/05/06                                             85,624,000      85,229,368      1.5%
            Fannie Mae, 4.85%, 07/06/06                                             50,000,000      49,764,236      0.9%
            Fannie Mae, 4.87%, 07/06/06                                            100,000,000      99,526,528      1.7%
            Fannie Mae, 4.88%, 07/06/06                                             25,000,000      24,881,389      0.4%
            Fannie Mae, 4.99%, 07/24/06                                            100,000,000      99,265,361      1.7%
            Federal Home Loan Bank, 4.88%, 06/09/06                                 47,000,000      46,949,031      0.8%
            Federal Home Loan Bank, 4.78%, 06/21/06                                 65,000,000      64,827,569      1.1%
            Federal Home Loan Bank, 4.78%, 06/21/06                                 70,400,000      70,213,049      1.2%
            Federal Home Loan Bank, 4.82%, 06/23/06                                 50,000,000      49,852,722      0.9%
            Federal Home Loan Bank, 4.86%, 06/30/06                                 50,000,000      49,804,250      0.9%
            Federal Home Loan Bank, 4.87%, 06/30/06                                 40,000,000      39,843,239      0.7%
            Federal Home Loan Bank, 4.82%, 07/05/06                                 20,182,000      20,090,127      0.3%
            Federal Home Loan Bank, 4.97%, 07/14/06                                 40,000,000      39,762,544      0.7%
            Federal Home Loan Bank, 4.93%, 07/19/06                                100,000,000      99,343,333      1.7%
            Federal Home Loan Bank, 4.97%, 07/21/06                                 75,000,000      74,482,292      1.3%
            Federal Home Loan Bank, 4.96%, 07/26/06                                 43,874,000      43,541,533      0.8%
            Federal Home Loan Bank, 4.99%, 07/28/06                                 75,000,000      74,407,438      1.3%
            Freddie Mac, 4.73%, 06/05/06                                            25,000,000      24,986,861      0.4%
            Freddie Mac, 4.74%, 06/05/06                                            43,900,000      43,876,879      0.8%
            Freddie Mac, 4.73%, 06/13/06                                            30,000,000      29,952,700      0.5%
            Freddie Mac, 4.89%, 06/26/06                                            40,000,000      39,864,167      0.7%
            Freddie Mac, 4.89%, 06/27/06                                           100,000,000      99,646,833      1.7%
            Freddie Mac, 4.95%, 06/27/06                                            44,000,000      43,842,700      0.8%
            Freddie Mac, 4.88%, 07/06/06                                            50,000,000      49,762,777      0.9%
            Freddie Mac, 4.97%, 07/14/06                                            39,603,000      39,367,901      0.7%
            Freddie Mac, 4.93%, 07/17/06                                            50,000,000      49,685,028      0.9%
            Freddie Mac, 4.96%, 07/17/06                                            24,000,000      23,847,893      0.4%
            Freddie Mac, 4.92%, 07/18/06                                            50,000,000      49,678,833      0.9%
            Freddie Mac, 4.94%, 07/24/06                                            50,000,000      49,636,361      0.9%
            Freddie Mac, 4.98%, 07/24/06                                            50,000,000      49,633,417      0.9%
            Freddie Mac, 4.95%, 08/01/06                                            50,000,000      49,580,625      0.8%
            Freddie Mac Note, 4.76%, 02/09/07 (callable quarterly)                  25,000,000      25,000,000      0.4%
            Freddie Mac Note, 4.92%, 02/28/07 (callable 08/01/06)                   25,000,000      25,000,000      0.4%
                                                                                               ------------------  ----------
     Total U.S. Government-Sponsored Enterprises (cost $2,119,639,730)                           2,119,639,730     36.8%

CERTIFICATES OF DEPOSIT
-----------------------
        BANKS
        -----
            Wells Fargo & Company CD, 4.95%, 06/08/06                               50,000,000      50,000,000      0.9%
            Wells Fargo & Company CD, 5.01%, 06/19/06                               50,000,000      50,000,000      0.9%
            Wells Fargo & Company CD, 5.02%, 06/29/06                               50,000,000      50,000,000      0.9%
                                                                                               ------------------  ----------
     Total Certificates of Deposit (cost $150,000,000)                                             150,000,000      2.7%

     TOTAL INVESTMENT PORTFOLIO (COST $5,761,519,649) (b)                                        5,761,519,649    100.4%
     OTHER ASSETS AND LIABILITIES, NET,                                                            (21,129,043)    -0.4%
                                                                                               ------------------  ----------
     NET ASSETS (consisting of paid-in-capital net of accumulated                              $ 5,740,390,606    100.0%
                 net realized loss of $3,174)                                                  ================== ===========


     -------
     (a) U.S. dollar denominated.
     (b) The aggregate identified cost for federal income tax purposes is the same.


------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
NOTES, BONDS & VARIABLE RATE DEMAND NOTES - 75.8% (a) (b)
---------------------------------------------------------
     ALABAMA
     -------

        Alabama Housing Finance Authority, 3.53% (c)
           Multi Family Housing Revenue Bond
           Hunter Ridge Apartments Project,
           Series 05F, AMT, 06/01/06
           LOC: Federal Home Loan Mortgage Corporation                           $10,550,000        $10,550,000         0.9%
        Stevenson Industrial Development Board, 3.28% (c)
           Industrial Development Revenue Bond
           Mead Corporation Project,
           Series 97, AMT, 06/07/06
           LOC: J.P. Morgan Chase Bank                                             6,400,000          6,400,000         0.6%
                                                                                             -------------------  -----------
                                                                                                     16,950,000         1.5%
     ARIZONA
     -------
        Maricopa County Industrial Development Authority, 3.50% (c)
           Multi Family Housing Revenue Bond
           San Remo Apartments Project,
           Series 00A, AMT, 06/01/06
           LOC: Federal National Mortgage Association                              3,400,000          3,400,000         0.3%
        Maricopa County Industrial Development Authority, 3.53% (c)
           Multi Family Housing Revenue Bond
           San Fernando Apartments Project,
           Series 04, AMT, 06/01/06
           LOC: Federal National Mortgage Association                              6,750,000          6,750,000         0.6%
                                                                                             -------------------  -----------
                                                                                                     10,150,000         0.9%
     ARKANSAS
     --------
        Arkansas Development Finance Authority, 3.53% (c)
           Industrial Development Revenue Bond
           Teris LLC Project,
            Series 02, AMT, 06/01/06
           LOC: Wachovia Bank & Trust                                              6,000,000          6,000,000         0.5%
        Pulaski County, 3.55% (c)
           Multi Family Housing Revenue Bond
           Markham Oaks & Indian Hills Apartments Project,
           Series 05, AMT, 06/01/06
           LOC: Regions Bank                                                       6,400,000          6,400,000         0.6%
                                                                                             -------------------  -----------
                                                                                                     12,400,000         1.1%
     COLORADO
     --------
        Traer Creek Metropolitan District, 3.23% (c)
           Eagle County Project,
           Series 02, 06/07/06
           LOC: BNP Paribas                                                        2,300,000          2,300,000         0.2%
                                                                                             -------------------  -----------

     CONNECTICUT
     -----------
        Connecticut Housing Finance Authority, 3.50% (c)
           Multi Family Housing Revenue Bond
           Mortgage Finance Project, AMBAC,
           Series 02B, AMT, 06/01/06
           BPA: Federal Home Loan Bank                                             9,800,000          9,800,000         0.9%
                                                                                             -------------------  -----------

     DISTRICT OF COLUMBIA
     --------------------
        Metropolitan Washington Airport Authority, 3.25% (c)
           Airport Facilities Revenue Bond
           FSA, Series 02C, AMT, 06/07/06
           BPA: Dexia                                                              8,130,000          8,130,000         0.7%
                                                                                             -------------------  -----------

     FLORIDA
     -------
        Collier County Health Facilities Authority, 3.56% (c)
           Cleveland Clinic
           Series 03 C-1, 06/01/06
           LOC: J.P. Morgan Chase Bank                                             3,200,000          3,200,000         0.3%


------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
        Hillsborough County Housing Finance Authority, 3.51% (c)
           Multi Family Housing Revenue Bond
           Brandon Crossing Apartments Project,
           Series 98A, AMT, 06/01/06
           LOC: Federal National Mortgage Association                              5,905,000          5,905,000         0.5%
        Orlando & Orange County Expressway Authority, 3.42% (c)
           Transportation Revenue Bond
           AMBAC, Series 05, 06/01/06
           BPA: Wachovia Bank & Trust                                             13,000,000         13,000,000         1.1%
        Palm Beach County School Board, 3.45% (c)
           Certificates of Participation Project
           FSA, Series 02B, 06/01/06
           BPA: Dexia                                                              4,400,000          4,400,000         0.4%
                                                                                             -------------------  -----------
                                                                                                     26,505,000         2.3%
     GEORGIA
     -------
        Bibb County Development Authority, 3.47% (c)
           Industrial Development Revenue Bond
           Mount de Sales Academy Project,
           Series 00, 06/07/06
           LOC: SunTrust Bank                                                      2,975,000          2,975,000         0.3%
        Clayton County Development Authority, 3.52% (c)
           Industrial Development Revenue Bond
           C. W.  Matthews Contracting Project,
           Series 00, AMT, 06/01/06
           LOC: Bank of America                                                    1,400,000          1,400,000         0.1%
        DeKalb County Housing Authority, 3.27% (c)
           Multi Family Housing Revenue Bond
           Mountain Crest Apartments Project,
            Series 02A-1, AMT, 06/07/06
           LOC: SunTrust Bank                                                      3,800,000          3,800,000         0.4%
        East Point Housing Authority, 3.53% (c)
           Multi Family Housing Revenue Bond
           Eagles Creste Apartments Project,
           Series 03, AMT, 06/01/06
           LOC: Federal Home Loan Mortgage Corporation                            12,525,000         12,525,000         1.1%
        Fulton County Development Authority, 3.57% (c)
           Multi Family Housing Revenue Bond
           Hidden Creste Apartments Project,
           Series 04, AMT, 06/01/06
           LOC: J.P. Morgan Chase Bank                                            16,000,000         16,000,000         1.4%
        Gainesville & Hall County Development Authority, 3.58% (c)
           Industrial Development Revenue Bond
           IMS Gear Project,
           Series 00, AMT, 06/01/06
           LOC: Wachovia Bank & Trust                                              2,500,000          2,500,000         0.2%
        Rockmart Development Authority, 3.58% (c)
           Industrial Development Revenue Bond
           C. W.  Matthews Contracting Project,
           Series 00, AMT, 06/01/06
           LOC: Wachovia Bank & Trust                                              1,000,000          1,000,000         0.1%
        Roswell Housing Authority, 3.54% (c)
           Multi Family Housing Revenue Bond
           Park Ridge Apartments Project,
           Series 03, AMT, 06/01/06
           LOC: Federal National Mortgage Association                              8,100,000          8,100,000         0.7%
                                                                                             -------------------  -----------
                                                                                                     48,300,000         4.3%
     ILLINOIS
     --------
        Chicago Industrial Development Authority, 3.54% (c)
           Industrial Development Revenue Bond
           Evans Food Products Company Project,
           Series 98, AMT, 06/01/06
           LOC: LaSalle National Trust, N.A.                                       4,405,000          4,405,000         0.4%
        Chicago, 3.54% (c)
           Industrial Development Revenue Bond
           Andres Imaging & Graphics Project,
           Series 00, AMT, 06/01/06
           LOC: LaSalle National Trust, N.A.                                       2,895,000          2,895,000         0.3%

------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
        Chicago, 3.58% (c)
           Multi Family Housing Revenue Bond
           North Larrabee Project,
           Series 01A, AMT, 06/01/06
           LOC: Harris Bankcorp                                                    2,935,000          2,935,000         0.3%
        Hennepin, 3.53% (c)
           Pollution Control Revenue Bond
           Hennepin-Hopper Lakes Project,
           Series 01, 06/01/06
           LOC: Harris Bankcorp                                                    2,300,000          2,300,000         0.2%
        Illinois Development Finance Authority, 3.31% (c)
           Industrial Development Revenue Bond
           Olive Can Company Project,
           Series 94, AMT, 06/07/06
           LOC: LaSalle National Trust, N.A.                                       2,690,000          2,690,000         0.3%
        Illinois Development Finance Authority, 3.31% (c)
           Industrial Development Revenue Bond
           F. C. Limited Partnership Project,
           AMT, 06/07/06
           LOC: LaSalle National Trust, N.A.                                         435,000            435,000         0.1%
        Illinois Development Finance Authority, 3.31% (c)
           Industrial Development Revenue Bond
           Touhy Limited Partnership Project,
           Series 96, AMT, 06/07/06
           LOC: LaSalle National Trust, N.A.                                       2,825,000          2,825,000         0.2%
        Illinois Development Finance Authority, 3.33% (c)
           Industrial Development Revenue Bond
           Azteca Foods Inc. Project,
           Series 95, AMT, 06/07/06
           LOC: LaSalle National Trust, N.A.                                         400,000            400,000         0.1%
        Illinois Development Finance Authority, 3.52% (c)
           Industrial Development Revenue Bond
           MPP Zinc Plating Plant Project,
           AMT, 06/01/06
           LOC: Bank of America                                                    2,000,000          2,000,000         0.2%
        Illinois Development Finance Authority, 3.54% (c)
           Industrial Development Revenue Bond
           Emtech Machining & Grinding Project,
           Series 96, AMT, 06/01/06
           LOC: LaSalle National Trust, N.A.                                       1,050,000          1,050,000         0.1%
        Illinois Development Finance Authority, 3.54% (c)
           Industrial Development Revenue Bond
           Elite Manufacturing Technology Inc. Project,
           Series 99, AMT, 06/01/06
           LOC: LaSalle National Trust, N.A.                                       3,275,000          3,275,000         0.3%
        Illinois Development Finance Authority, 3.54% (c)
           Industrial Development Revenue Bond
           Porter Athletic Equipment Project,
            AMT, 06/01/06
           LOC: LaSalle National Trust, N.A.                                       2,200,000          2,200,000         0.2%
        Illinois Development Finance Authority, 3.58% (c)
           Industrial Development Revenue Bond
           Northwest Pallet Supply Project,
           Series 01, AMT, 06/01/06
           LOC: Harris Bankcorp                                                    3,380,000          3,380,000         0.3%

------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
        Illinois Housing Development Authority, 3.30% (c)
           Multi Family Housing Revenue Bond
           Hyde Park Tower Project,
           Series 00A, AMT, 06/07/06
           LOC: Federal National Mortgage Association                              6,715,000          6,715,000         0.6%
        Illinois Housing Development Authority, 3.52% (c)
           Multi Family Housing Revenue Bond
           Sterling Towers Project,
           Series 01, AMT, 06/01/06
           LOC: LaSalle National Trust, N.A.                                       3,895,000          3,895,000         0.4%
        Illinois Student Assistance Commission, 3.34% (c)
           Student Loan Revenue Bond
           Series 97A, AMT, 06/07/06
           LOC: J.P. Morgan Chase Bank                                             2,400,000          2,400,000         0.2%
        Lake County, 3.52% (c)
           Multi Family Housing Revenue Bond
           Rosewood Apartments Project,
           Series 04, AMT, 06/01/06
           LOC: Federal Home Loan Mortgage Corporation                             4,305,000          4,305,000         0.4%
        Lake County, 3.54% (c)
           Pollution Control Revenue Bond
           Countryside Landfill Project,
           Series 96B, AMT, 06/01/06
           LOC: J.P. Morgan Chase Bank                                             4,320,000          4,320,000         0.4%
        Rock Island County Metropolitan Airport Authority, 3.27% (c)
           Airport Facilities Revenue Bond
           Quad City International Airport Project,
           Series 98, AMT, 06/07/06
           LOC: U.S. Bank N.A.                                                     2,065,000          2,065,000         0.2%
        Wheeling, 3.58% (c)
           Industrial Development Revenue Bond
           V-S  Industries Inc. Project,
           Series 00, AMT, 06/01/06
           LOC: Harris Bankcorp                                                    1,820,000          1,820,000         0.2%
        Will County, 3.60% (c)
           Industrial Development Revenue Bond
           BP Amoco Project,
           Series 00, AMT, 06/01/06                                                2,000,000          2,000,000         0.2%
        Will County, 3.60% (c)
           Industrial Development Revenue Bond
           BP Amoco Project,
           Series 01, AMT, 06/01/06                                                2,500,000          2,500,000         0.2%
                                                                                             -------------------  -----------
                                                                                                     60,810,000         5.8%
     INDIANA
     -------
        Elkhart County, 3.31% (c)
           Multi Family Housing Revenue Bond
           Johnson Street Apartments Project,
           Series 98A, AMT, 06/07/06
           LOC: Federal Home Loan Bank                                             2,550,000          2,550,000         0.2%
        Gibson County, 3.25% (c)
           Pollution Control Revenue Bond
           Toyota Motor Manufacturing Project,
           Series 01B, AMT, 06/07/06                                               3,000,000          3,000,000         0.3%
        Gibson County, 3.25% (c)
           Pollution Control Revenue Bond
           Toyota Motor Manufacturing Project,
           Series 01, AMT, 06/07/06                                                4,000,000          4,000,000         0.4%
        Gibson County, 3.25% (c)
           Pollution Control Revenue Bond
           Toyota Motor Manufacturing Project,
           Series 00A, AMT, 06/07/06                                               1,000,000          1,000,000         0.1%

------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
        Gibson County, 3.25% (c)
           Pollution Control Revenue Bond
           Toyota Motor Manufacturing Project,
           Series 99A, AMT, 06/07/06                                               3,000,000          3,000,000         0.3%
        Gibson County, 3.25% (c)
           Pollution Control Revenue Bond
           Toyota Motor Manufacturing Project,
           Series 97, AMT, 06/07/06                                                2,500,000          2,500,000         0.2%
        Valparaiso, 3.27% (c)
           Industrial Development Revenue Bond
           Block Heavy & Highway Products Project,
           Series 99, AMT, 06/07/06
           LOC: U.S. Bank N.A.                                                     2,505,000          2,505,000         0.2%
        Whiting, 3.60% (c)
           Pollution Control Revenue Bond
           Amoco Oil Company Project,
           Series 99, AMT, 06/01/06                                                2,400,000          2,400,000         0.2%
                                                                                             -------------------  -----------
                                                                                                     20,955,000         1.9%
     IOWA
     ----
        Iowa Higher Education Loan Authority, 3.48% (c)
           Student Loan Revenue Bond
           Luther College Project,
           Series 02, 06/01/06
           LOC: U.S. Bank N.A.                                                     7,500,000          7,500,000         0.7%
        Orange City, 3.57% (c)
           Industrial Development Revenue Bond
           Vogel Enterprises LTD Project,
           AMT, 06/01/06
           LOC: U.S. Bank N.A.                                                     3,200,000          3,200,000         0.3%
                                                                                             -------------------  -----------
                                                                                                     10,700,000         1.0%
     KANSAS
     ------
        Dodge City, 3.52% (c)
           Industrial Development Revenue Bond
           Farmland National Beef Packing Company Project,
           Series 00, AMT, 06/01/06
           LOC: Rabobank Nederland                                                 6,000,000          6,000,000         0.5%
        Liberal, 3.52% (c)
           Industrial Development Revenue Bond
           Farmland National Beef Packing Company Project,
           Series 00, AMT, 06/01/06
           LOC: Rabobank Nederland                                                 5,850,000          5,850,000         0.5%
        Shawnee Industrial Development Authority, 3.31% (c)
           Industrial Development Revenue Bond
           Thrall Enterprises Inc. Project,
           Series 94, AMT, 06/07/06
           LOC: LaSalle National Trust, N.A.                                       2,700,000          2,700,000         0.2%
                                                                                             -------------------  -----------
                                                                                                     14,550,000         1.2%
     KENTUCKY
     --------
        Louisville and Jefferson County Regional Airport Authority, 3.58% (c)
           Special Facilities Revenue Bond
           United Parcel Service Worldwide Project,
           Series 99A, AMT, 06/01/06                                               2,200,000          2,200,000         0.2%
        Middletown, 3.54% (c)
           Christian Academy of Louisville Project,
           Series 04, 06/01/06
           LOC: J.P. Morgan Chase Bank                                            11,240,000         11,240,000         1.0%
                                                                                             -------------------  -----------
                                                                                                     13,440,000         1.2%
     LOUISIANA
     ---------
        Caddo-Bossier Parishes Port Commission, 3.57% (c)
           Transportation Revenue Bond
           Oakley Louisiana Inc. Project,
           Series 98, AMT, 06/01/06
           LOC: Regions Bank                                                       3,470,000          3,470,000         0.3%

------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
        Calcasieu Parish Industrial Development Board, 3.33% (c)
           Industrial Development Revenue Bond
           Hydroserve Westlake LLC Project,
           Series 98, AMT, 06/07/06
           LOC: J.P. Morgan Chase Bank                                             1,500,000          1,500,000         0.1%
        DeRidder Industrial Development Board, 3.57% (c)
           Industrial Development Revenue Bond
           Pax Inc. Project,
           Series 97, AMT, 06/01/06
           LOC: J.P. Morgan Chase Bank                                             2,320,000          2,320,000         0.2%
        St. Charles Parish, 3.60% (c)
           Pollution Control Revenue Bond
           Shell Oil Company Project,
           Series 92A, AMT, 06/01/06                                              11,450,000         11,450,000         1.0%
        St. Charles Parish, 3.60% (c)
           Pollution Control Revenue Bond
           Shell Oil Company Project,
           Series 93, AMT, 06/01/06                                                7,655,000          7,655,000         0.7%
                                                                                             -------------------  -----------
                                                                                                     26,395,000         2.3%
     MAINE
     -----
        Maine Finance Authority, 3.52% (c)
           Industrial Development Revenue Bond
           Jackson Laboratory Project,
           Series 02, 06/01/06
           LOC: Bank of America                                                    5,675,000          5,675,000         0.5%
                                                                                             -------------------  -----------
     MARYLAND
     --------
        Montgomery County, 3.47% (c)
           Industrial Development Revenue Bond
           Georgetown Preparatory School Project,
           Series 05, 06/01/06
           LOC: Bank of America                                                    6,000,000          6,000,000         0.5%
                                                                                             -------------------  -----------
    MASSACHUSETTS
    -------------
        Massachusetts Bay Transportation Authority, 3.17% (c)
           General Transportation System Bond
           Series 00, 06/07/06
           BPA: Westdeutsche Landesbank                                           15,100,000         15,100,000         1.3%
        Massachusetts Industrial Finance Agency, 3.50% (c)
           Heritage At Hingham Project,
           Series 97, AMT, 06/01/06
           LOC: Federal National Mortgage Association                              6,260,000          6,260,000         0.5%
        Massachusetts, GO, 3.52% (c)
           Central Artery Project
           Series 00A, 06/01/06
           BPA: Landesbank Baden Wurttenburg                                       2,900,000          2,900,000         0.3%
                                                                                             -------------------  -----------
                                                                                                     24,260,000         2.1%
     MICHIGAN
     --------
        Michigan Municipal Bond Authority, 4.00%
           Revenue Notes, Series 05B-2, 08/18/06
           LOC: J.P. Morgan Chase Bank                                             5,000,000          5,011,207         0.4%
                                                                                             -------------------  -----------

     MINNESOTA
     ---------
        Dakota County Community Development Agency, 3.57% (c)
           Multi Family Housing Revenue Bond
           View Pointe Apartments Project,
           Series 04, AMT, 06/02/06
           LOC: LaSalle National Trust, N.A.                                       5,000,000          5,000,000         0.4%
        Dakota County Community Develovpment Agency, 3.68% (c)
           Multi Family Housing Revenue Bond
           Regatta Commons Project,
           Series 03A, AMT, 06/01/06
           LOC: LaSalle National Trust, N.A.                                       2,655,000          2,655,000         0.2%

------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
        Plymouth Housing Authority, 3.52% (c)
           Multi Family Housing Revenue Bond
           At the Lake Apartments Project,
           Series 04, AMT, 06/01/06
           LOC: Federal Home Loan Mortgage Corporation                             3,800,000          3,800,000         0.3%
        St. Anthony, 3.57% (c)
           Multi Family Housing Revenue Bond
           Landings at Silver Lake Project,
           Series 04A, AMT, 06/02/06
           LOC: LaSalle National Trust, N.A.                                       6,000,000          6,000,000         0.5%
        St. Paul & Ramsey County Housing & Redevelopment Authority, 3.57% (c)
           Multi Family Housing Revenue Bond
           St. Paul Leased Housing Association I Project,
            Series 02A, AMT, 06/02/06
           LOC: LaSalle National Trust, N.A.                                       5,000,000          5,000,000         0.4%
        St. Paul Housing & Redevelopment Authority, 3.60% (c)
           Multi Family Housing Revenue Bond
           Bridgecreek Senior Place Project,
            Series 04A, AMT, 06/01/06
           LOC: LaSalle National Trust, N.A.                                       3,000,000          3,000,000         0.3%
        St. Paul Port Authority, 3.30% (c)
           Transportation Revenue Bond
           District Energy Project,
           Series 03-2F, AMT, 06/07/06
           LOC: Dexia                                                              4,000,000          4,000,000         0.3%
                                                                                             -------------------  -----------
                                                                                                     29,455,000         2.4%
     MISSISSIPPI
     -----------
        Mississippi Business Finance Corporation, 3.57% (c)
           Industrial Development Revenue Bond
           EPCO Carbon Dioxide Products Inc. Project,
           Series 02, AMT, 06/01/06
           LOC: Regions Bank                                                       2,750,000          2,750,000         0.2%
        Mississippi Home Corporation, 3.57% (c)
           Multi Family Housing Revenue Bond
           Summer Park Apartments Project,
           Series 99D-1, AMT, 06/01/06
           LOC: Wachovia Bank & Trust                                              9,800,000          9,800,000         0.8%
                                                                                             -------------------  -----------
                                                                                                     12,550,000         1.0%
     MISSOURI
     --------
        Missouri Health & Educational Facilities Authority, 3.19% (c)
           Hospital Revenue Bond
           SSM Health Care Project,
           FGIC, Series 05 C-3, 06/07/06
           BPA: Citibank                                                          11,150,000         11,150,000         1.0%
        Missouri Health & Educational Facilities Authority, 3.21% (c)
           Hospital Revenue Bond
           SSM Health Care Project,
           FSA, Series 05 C-4, 06/07/06
           BPA: Citibank                                                           6,000,000          6,000,000         0.5%
        Missouri Health & Educational Facilities Authority, 3.24% (c)
           Hospital Revenue Bond
           Lutheran Senior Services Project,
           Series 00, 06/07/06
           LOC: U.S. Bank N.A.                                                     6,000,000          6,000,000         0.5%
                                                                                             -------------------  -----------
                                                                                                     23,150,000         2.0%
     NEVADA
     ------
        Clark County, 3.60% (c)
           Pollution Control Revenue Bond
           Cogeneration Association 2 Project,
           AMT, 06/01/06
           LOC: ABN-AMRO Bank N.V.                                                 5,050,000          5,050,000         0.5%

------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
    Director of the State of Nevada Department of Business & Industry, 3.25% (c)
           Pollution Control Revenue Bond
           Barrick Goldstrike Mines Project,
           AMT, 06/07/06
           LOC: Royal Bank Of Canada                                              13,500,000         13,500,000         1.2%
        Nevada Housing Finance Agency, 3.50% (c)
           Multi Family Housing Revenue Bond
           Horizon Pines Apartments Project,
           Series 00A, AMT, 06/01/06
           LOC: Federal National Mortgage Association                              2,000,000          2,000,000         0.2%
        Nevada Housing Finance Agency, 3.50% (c)
           Multi Family Housing Revenue Bond
           Fremont Meadows Apartments Project,
           Series 97, AMT, 06/01/06
           LOC: Federal Home Loan Bank                                             1,790,000          1,790,000         0.2%
                                                                                             -------------------  -----------
                                                                                                     22,340,000         2.1%
     NEW HAMPSHIRE
     -------------
        New Hampshire Health & Education Facilities Authority, 3.50% (c)
           Higher Education Bond
           Brewster Academy Project,
           Series 05, 06/01/06
           LOC: Allied Irish Banks                                                 5,300,000          5,300,000         0.5%
        New Hampshire Health & Education Facilities Authority, 3.52% (c)
           Hospital Revenue Bond
           Easter Seals Project,
           Series 04H-A, 06/01/06
           LOC: Royal Bank of Scotland                                             5,000,000          5,000,000         0.4%
                                                                                             -------------------  -----------
                                                                                                     10,300,000         0.9%
     NEW JERSEY
     ----------
        New Jersey Economic Development Authority, 3.26% (c)
           Industrial Development Revenue Bond
           Port Newark Container Terminal Project,
           Series 03, AMT, 06/07/06
           LOC: Citibank                                                           6,200,000          6,200,000         0.5%
                                                                                             -------------------  -----------
     NEW MEXICO
     ----------
        New Mexico Hospital Equipment Loan Council, 3.20% (c)
           Hospital Revenue Bond
           Presbyterian Healthcare Services Project,
           FSA, Series 05B, 06/07/06
           BPA: Citibank                                                          12,600,000         12,600,000         1.1%
        New Mexico Hospital Equipment Loan Council, 3.47% (c)
           Hospital Revenue Bond
           Presbyterian Healthcare Services Project,
           FSA, Series 05A, 06/07/06
           BPA: Citibank                                                          14,400,000         14,400,000         1.2%
                                                                                             -------------------  -----------
                                                                                                     27,000,000         2.3%
     NEW YORK
     --------
        City of New York, GO, 3.18% (c)
           Series 04 H-5, 06/07/06
           LOC: Dexia                                                             10,625,000         10,625,000         0.9%
        City of New York, GO, 3.20% (c)
           Series H-6, 06/07/06
           LOC: Bank of America                                                   11,690,000         11,690,000         1.0%
        New York City Municipal Water Finance Authority, 3.52% (c)
           Water & Sewer System Revenue Bond
           2nd Gen Resolution Project,
           Series 05 AA-1, 06/01/06
           BPA: State Street Bank & Trust Co. and California Teachers
            Retirement System                                                      8,900,000          8,900,000         0.8%
        New York City Municipal Water Finance Authority, 3.53% (c)
           Water & Sewer System Revenue Bond
           2nd Gen Resolution Project,
           Series 05 AA-2, 06/01/06
           BPA: Dexia                                                                800,000            800,000         0.1%

------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
        New York City Transitional Finance Authority, 3.55% (c)
           Recovery Bonds
           Series 03 1-D, 06/01/06
           LOC: Landesbank Hessen-Thueringen                                       8,850,000          8,850,000         0.8%
        New York City Transitional Finance Authority, 3.59% (c)
           Recovery Bonds
           Series 03 3-B, 06/01/06                                                13,200,000         13,200,000         1.2%
        New York Housing Finance Agency, 3.23% (c)
           Multi Family Housing Revenue Bond
           Saxony Apartments Project,
           Series 97A, AMT, 06/07/06
           LOC: Federal National Mortgage Association                             15,000,000         15,000,000         1.3%
        New York Housing Finance Agency, 3.23% (c)
           Series 00A, AMT, 06/07/06                                               4,850,000          4,850,000         0.4%
        Triborough Bridge & Tunnel Authority, 3.43% (c)
           General Revenue Refunding  Bond
           Series 05B B-4, 06/01/06
           BPA: Landesbank Baden Wurttenburg                                       9,000,000          9,000,000         0.8%
                                                                                             -------------------  -----------
                                                                                                     82,915,000         7.3%
     NORTH CAROLINA
     --------------
        North Carolina Educational Facilities Finance Agency, 3.40% (c)
           Higher Education Bond
           Duke University Project,
           Series B, 06/01/06                                                      4,000,000          4,000,000         0.4%
                                                                                             -------------------  -----------
     NORTH DAKOTA
     ------------
        Richland County, 3.57% (c)
           Pollution Control Revenue Bond
           Minn-Dak Farmers Cooperative Project,
           Series 02, AMT, 06/01/06
           LOC: Wells Fargo Bank                                                  10,335,000         10,335,000         1.0%
                                                                                             -------------------  -----------
     OHIO
     ----
        Akron Bath Copley Joint Township Hospital District, 3.49% (c)
           Healthcare Facilities Revenue Bond
           Sumner on Ridgewood Project,
           Series 02, 06/01/06
           LOC: KBC Bank                                                           8,525,000          8,525,000         0.7%
        Butler County, 3.46% (c)
           Healthcare Facilities Revenue Bond
           Lifesphere Project, Series 02, 06/01/06
           LOC: U.S. Bank N.A.                                                    10,060,000         10,060,000         0.9%
        Cleveland, 3.52% (c)
           Airport Facilities Revenue Bond
           FSA, Series C, 06/01/06
           BPA: Dexia and Westdeutsche Landesbank                                 16,100,000         16,100,000         1.4%
        Hamilton County, 3.45% (c)
           Healthcare Facilities Revenue Bond
           Episcopal Retirement Homes Project,
           Series 05B, 06/01/06
           LOC: Key Bank                                                           3,000,000          3,000,000         0.3%
        Ohio State  Higher Education Facility, 3.52% (c)
           Higher Education Bond
           Ashland University Project,
           Series 04, 06/01/06
           LOC: Key Bank                                                           4,380,000          4,380,000         0.4%
        Westlake, 3.45% (c)
           Healthcare Facilities Revenue Bond
           Lutheran Home Project,
           Series 05, 06/01/06
           LOC: National City Corporation                                         11,800,000         11,800,000         1.1%
                                                                                             -------------------  -----------
                                                                                                     53,865,000         4.8%

------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
     OKLAHOMA
     --------
        Oklahoma Development Finance Authority, 3.52% (c)
           Industrial Development Revenue Bond
           Shawnee Funding Project,
           Series 96, AMT, 06/07/06
           LOC: Bank of Nova Scotia                                                1,600,000          1,600,000         0.2%
        Tulsa County Industrial Authority, 3.53% (c)
           Industrial Development Revenue Bond
           Warren Woods Project,
           Series 02A, 06/01/06
           LOC: BNP Paribas                                                        3,000,000          3,000,000         0.3%
                                                                                             -------------------  -----------
                                                                                                      4,600,000         0.5%
     OREGON
     ------
        Oregon, 4.50%
           Tax & Revenue Anticipation Notes
           Series 05A, 11/27/06                                                    5,000,000          5,033,965         0.5%
                                                                                             -------------------  -----------
     PENNSYLVANIA
     ------------
        Berks County Industrial Development Authority, 3.55% (c)
           Industrial Development Revenue Bond
           One Douglassville Properties Project,
           Series 04, AMT, 06/01/06
           LOC: Federal Home Loan Bank                                             3,600,000          3,600,000         0.3%
        Montgomery County Higher Education & Health Authority, 3.47% (c)
           Higher Education Bond
           Liberty Lutheran Services Project,
           Series 04, 06/01/06
           LOC: Bank of America                                                   12,000,000         12,000,000         1.1%
        Montgomery County Industrial Development Authority, 3.52% (c)
           Pollution Control Revenue Bond
           Peco Energy Company Project,
           Series B, AMT, 06/01/06
           LOC: Wachovia Bank, N.A.                                                4,000,000          4,000,000         0.3%
                                                                                             -------------------  -----------
                                                                                                     19,600,000         1.7%
     South Carolina
     --------------
        Florence County, 3.60% (c)
           Pollution Control Revenue Bond
           Roche Carolina Inc. Project,
           Series 96, AMT, 06/01/06
           LOC: Deutsche Bank A.G.                                                 6,250,000          6,250,000         0.5%
        Florence County, 3.60% (c)
           Pollution Control Revenue Bond
           Roche Carolina Inc. Project,
           Series 97, AMT, 06/01/06
           LOC: Union Bank of Switzerland, AG                                      6,675,000          6,675,000         0.6%
        South Carolina Economic Development Authority, 3.53% (c)
           Industrial Development Revenue Bond
           Brown Packing Company Project,
           Series 01, AMT, 06/01/06
           LOC: Wachovia Bank & Trust                                              3,700,000          3,700,000         0.4%
        South Carolina Jobs-Economic Development Authority, 3.54% (c)
           Industrial Development Revenue Bond
           Titan Wheel International Inc. Project,
           Series 95, AMT, 06/01/06
           LOC: LaSalle National Trust, N.A.                                       8,000,000          8,000,000         0.7%
                                                                                             -------------------  -----------
                                                                                                     24,625,000         2.2%
     SOUTH DAKOTA
     ------------
        South Dakota Housing Development Authority, 3.52% (c)
           Multi Family Housing Revenue Bond
           LaCrosse Investors Project,
           Series 01, 06/01/06
           LOC: Federal National Mortgage Association                              6,495,000          6,495,000         0.7%
                                                                                             -------------------  -----------

------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
     TENNESSEE
     ---------
        Volunteer State Student Funding Corporation, 3.28% (c)
           Student Loan Revenue Bond
           Student Funding Corporation Project,
           Series 88A-1, AMT, 06/07/06
           LOC: State Street Bank & Trust Co.                                      8,200,000          8,200,000         0.8%
                                                                                             -------------------  -----------
     TEXAS
     -----
        Brazos River Authority, 3.28% (c)
           Pollution Control Revenue Bond
           TXU Energy Company LLC Project,
           Series D-1, AMT, 06/07/06
           LOC: Wachovia Bank & Trust                                              3,560,000          3,560,000         0.3%
        Brazos River Authority, 3.28% (c)
           Pollution Control Revenue Bond
           TXU Energy Company LLC Project,
           Series D-2, AMT, 06/07/06
           LOC: Wachovia Bank & Trust                                              4,890,000          4,890,000         0.4%
        Capital Area Housing Finance Corporation, 3.53% (c)
           Multi Family Housing Revenue Bond
           Marble Falls Vistas Apartments Project,
           Series 04, AMT, 06/01/06
           LOC: Federal National Mortgage Association                              3,000,000          3,000,000         0.3%
        Gulf Coast Industrial Development Authority, 3.60% (c)
           BP Global Power Corporation Project,
           Series 03, AMT, 06/01/06                                               19,100,000         19,100,000         1.6%
        Gulf Coast Industrial Development Authority, 3.60% (c)
           Industrial Development Revenue Bond
           Citgo Peroleum Corporation Project,
           Series 02, AMT, 06/01/06
           LOC: Royal Bank of Scotland                                             5,975,000          5,975,000         0.5%
        Gulf Coast Waste Disposal Authority, 3.55% (c)
           Pollution Control Revenue Bond
           Exxon Mobil Project,
           Series 01B, AMT, 06/01/06                                              11,300,000         11,300,000         1.0%
        Gulf Coast Waste Disposal Authority, 3.55% (c)
           Pollution Control Revenue Bond
           Exxon Mobil Project,
           Series 00, AMT, 06/01/06                                                5,000,000          5,000,000         0.4%
        Harris County Housing Finance Corporation, 3.53% (c)
           Multi Family Housing Revenue Bond
           Primrose at Aldine-Bender Apartments Project,
           Series 04, AMT, 06/01/06
           LOC: Federal National Mortgage Association                              6,170,000          6,170,000         0.5%
        Houston Health Facilities Development Corporation, 3.47% (c)
           Hospital Revenue Bond
           Buckingham Senior Living Project,
           Series C, 06/01/06
           LOC: LaSalle National Trust, N.A.                                       1,800,000          1,800,000         0.2%
        Mansfield Industrial Development Corporation, 3.33% (c)
           Industrial Development Revenue Bond
           Pier I Imports Project,
           AMT, 06/07/06
           LOC: J.P. Morgan Chase Bank                                             4,000,000          4,000,000         0.3%
        Tarrant County Housing Finance Corporation, 3.57% (c)
           Multi Family Housing Revenue Bond
           Park at Sycamore School Apartments Project,
           Series 03, AMT, 06/01/06
           LOC: Wachovia Bank & Trust                                             12,800,000         12,800,000         1.1%
        Texas, 4.50%
           Tax & Revenue Anticipation Notes
           Series 05-06, 08/31/06                                                 11,125,000         11,161,399         1.0%

------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
        West Side Calhoun County Naval District, 3.60% (c)
           Industrial Development Revenue Bond
           BP Chemicals Inc. Project,
           Series 96, AMT, 06/01/06                                                4,200,000          4,200,000         0.5%
                                                                                             -------------------  -----------
                                                                                                     92,956,399         8.1%
     VIRGINIA
     ---------
        Harrisonburg Redevelopment & Housing Authority, 3.53% (c)
           Multi Family Housing Revenue Bond
           Huntington Village Apartments Project,
           Series 01, AMT, 06/01/06
           LOC: Federal National Mortgage Association                              5,000,000          5,000,000         0.5%
        Norfolk Industrial Development Authority, 3.58% (c)
           Industrial Development Revenue Bond
           Norfolk Ship Repair & Drydock Project,
           Series 00, AMT, 06/01/06
           LOC: Wachovia Bank & Trust                                              1,800,000          1,800,000         0.2%
        Virginia Beach Development Authority, 3.58% (c)
           Industrial Development Revenue Bond
           Architectural Graphics Project,
           Series 00, AMT, 06/01/06
           LOC: Wachovia Bank & Trust                                              3,400,000          3,400,000         0.3%
                                                                                             -------------------  -----------
                                                                                                     10,200,000         1.0%
     WASHINGTON
     ----------
        Port of Bellingham Industrial Development Corporation, 3.60% (c)
           Pollution Control Revenue Bond
           BP West Coast Products LLC Project,
           Series 02, AMT, 06/01/06                                                4,200,000          4,200,000         0.4%
        Port of Seattle, 3.25% (c)
           Subordinate Lien Revenue Notes
           Series 05, AMT, 06/07/06
           LOC: Fortis Bank                                                        5,000,000          5,000,000         0.4%
        Port of Seattle, 3.33% (c)
           Transportation Revenue Bond
           Harbor Island Terminal 18 Project,
           Series 97, AMT, 06/07/06
           LOC: Fortis Bank                                                        6,970,000          6,970,000         0.6%
        Port of Vancouver, 3.29% (c)
           Industrial Development Revenue Bond
           United Grain Corporation Project,
           Series 92, AMT, 06/07/06
           LOC: Bank of America                                                    6,000,000          6,000,000         0.5%
        Washington Economic Development Finance Authority, 3.57% (c)
           Industrial Development Revenue Bond
           Pacific Coast Shredding Project,
           Series 99D, AMT, 06/01/06
           LOC: U.S. Bank N.A.                                                     3,590,000          3,590,000         0.3%
        Washington Housing Finance Commission, 3.48% (c)
           Forest Ridge School of the Sacred Heart Project,
           Series 05, 06/01/06
           LOC: Key Bank                                                           6,385,000          6,385,000         0.6%
        Washington Housing Finance Commission, 3.53% (c)
           Multi Family Housing Revenue Bond
           Silver Creek Apartments Project,
           Series 04B, AMT, 06/01/06
           LOC: Federal National Mortgage Association                              4,050,000          4,050,000         0.3%
        Washington Housing Finance Commission, 3.53% (c)
           Multi Family Housing Revenue Bond
           Whisperwood Apartments Project,
           Series 02A, AMT, 06/01/06
           LOC: Federal National Mortgage Association                              6,240,000          6,240,000         0.5%
        Washington Housing Finance Commission, 3.56% (c)
           Multi Family Housing Revenue Bond
           Olympic Place Apartments Project,
           Series 03A, AMT, 06/01/06
           LOC: U.S. Bank N.A.                                                     4,500,000          4,500,000         0.4%

------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
        Washington Housing Finance Commission, 3.56% (c)
           Multi Family Housing Revenue Bond
           Hamilton Place Senior Living Project,
           AMT, 06/01/06
           LOC: U.S. Bank N.A.                                                     3,670,000          3,670,000         0.3%
        Washington Housing Finance Commission, 3.57% (c)
           Multi Family Housing Revenue Bond
           LTC Properties Inc. Project,
           AMT, 06/01/06
           LOC: U.S. Bank N.A.                                                     2,940,000          2,940,000         0.3%
        Washington Housing Finance Commission, 3.57% (c)
           Multi Family Housing Revenue Bond
           Sherwood Springs Apartments Project,
           Series 97, AMT, 06/01/06
           LOC: U.S. Bank N.A.                                                     4,220,000          4,220,000         0.4%
        Washington Housing Finance Commission, 3.68% (c)
           Multi Family Housing Revenue Bond
           Heatherwood Apartments Project,
           Series 02A, AMT, 06/01/06
           LOC: U.S. Bank N.A.                                                     1,705,000          1,705,000         0.2%
                                                                                             -------------------  -----------
                                                                                                     59,470,000         5.2%
     WISCONSIN
     ---------
        Wisconsin Health & Educational Facilities Authority, 3.46% (c)
           Healthcare Facilities Revenue Bond
           Wheaton Franciscan Services Project,
           Series 97, 06/01/06
           LOC: Citibank                                                          27,600,000         27,600,000         2.4%
        Wisconsin Housing & Economic Development Authority, 3.28% (c)
           Home Ownership Revenue Bond
           Series 03B, AMT, 06/07/06
           BPA: State Street Bank & Trust Co.                                      4,320,000          4,320,000         0.4%
        Wisconsin Housing & Economic Development Authority, 3.30% (c)
           Home Ownership Revenue Bond
           Series 03A, AMT, 06/07/06
           BPA: Federal Home Loan Bank                                             9,920,000          9,920,000         0.9%
                                                                                             -------------------  -----------
                                                                                                     41,840,000         3.7%
                                                                                             -------------------  -----------
     Total Notes, Bonds & Variable Rate Demand Notes (cost $877,461,571)                            877,461,571        75.8%


                                                                                Principal                           % of Net
                                                                                 Amount            Value              Assets
                                                                                ---------          -----            --------
COMMERCIAL PAPER - 24.2% (a)
----------------------------
     FLORIDA
     -------
        Indian River, 3.71%
           Hospital District, Series 90, 09/12/06
           LOC: Wachovia Bank, N.A.                                               13,800,000         13,800,000         1.2%
        Miami-Dade County Aviation, 3.76%
           Miami International Airport, Series A, AMT, 09/26/06
           LOC: Banque Nationale De Paris and Dexia                                4,500,000          4,500,000         0.4%
                                                                                             -------------------  -----------
                                                                                                     18,300,000         1.6%
     Kentucky
     --------
        Pendleton County, 3.55%
           Kentucky Association of County Leasing Trust, 09/08/06
           LOC: Commonwealth Bank of Australia                                    20,000,000         20,000,000         1.7%
        Pendleton County, 3.59%
           Kentucky Association of County Leasing Trust, 09/08/06
           LOC: Commonwealth Bank of Australia                                    23,000,000         23,000,000         2.0%
                                                                                             -------------------  -----------
                                                                                                     43,000,000         3.7%
     MASSACHUSETTS
     -------------
        Massachusetts Development Finance Agency, 3.67%
           Project 3 Issue, 09/14/06
           LOC: Allied Irish Banks                                                 3,000,000          3,000,000         0.3%
        Massachusetts Health & Education Facility, 3.32%
           Harvard University,
           Series EE, 06/07/06                                                     9,400,000          9,400,000         0.8%
                                                                                             -------------------  -----------
                                                                                                     12,400,000         1.1%

------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
     MICHIGAN
     --------
        Michigan State Building Authority, 3.48%
           Series 5, 06/08/06
           LOC: Bank of New York and State Street Bank & Trust Co.                 6,360,000          6,360,000         0.5%
                                                                                             -------------------  -----------
     NEW YORK
     --------
        Metropolitan Transportation Authority, 3.50%
           Transportation Revenue Bond, Series CP-1, 07/11/06
           LOC: ABN-AMRO Bank N.V.                                                 8,500,000          8,500,000         0.7%
        New York City Municipal Water Finance Authority, 3.67%
           Series 5A, 09/14/06                                                     7,000,000          7,000,000         0.6%
        New York City Municipal Water Finance Authority, 3.67%
           Series 6, 08/17/06                                                     17,300,000         17,300,000         1.5%
                                                                                             -------------------  -----------
                                                                                                     32,800,000         2.8%
     NORTH CAROLINA
     --------------
        North Carolina Capital Facilities Finance Agency, 3.56%
           Duke University, Series A1, 08/04/06                                   16,281,000         16,281,000         1.4%
                                                                                             -------------------  -----------
     SOUTH CAROLINA
     --------------
        South Carolina Public Service Authority, 3.50%
           Revenue Notes 7/20/06                                                  13,500,000         13,500,000         1.2%
                                                                                             -------------------  -----------
     TEXAS
     -----
        Texas Public Finance Authority, 3.32%
           Revenue Notes
           Series 03, 06/07/06                                                     7,200,000          7,200,000         0.6%
        Texas Public Finance Authority, GO, 3.55%
           Series 02B, 09/07/06                                                    8,500,000          8,500,000         0.7%
        University of Texas Board of Regents, 3.32%
           Revenue Financing System,
           Series A, 06/08/06                                                     11,893,000         11,893,000         1.0%
        University of Texas Board of Regents, 3.51%
           Revenue Financing System,
           Series A, 08/01/06                                                     18,000,000         18,000,000         1.6%
        University of Texas Board of Regents, 3.52%
           Revenue Financing System,
           Series A, 08/04/06                                                      3,000,000          3,000,000         0.2%
                                                                                             -------------------  -----------
                                                                                                     48,593,000         4.1%
     WASHINGTON
     ----------
        Port of Seattle, 3.40%
           Subordinate Lien Revenue Notes
           Series 01B-1, AMT, AMT, 06/08/06
           LOC: Bank of America                                                    4,250,000          4,250,000         0.4%
        Port of Seattle, 3.62%
           Subordinate Lien Revenue Notes
           Series 01A-1, 09/08/06
           LOC: Bank of America                                                    5,650,000          5,650,000         0.5%
        Port of Seattle, 3.67%
           Subordinate Lien Revenue Notes
           Series 01B-1, AMT, 09/08/06
           LOC: Bank of America                                                    9,260,000          9,260,000         0.8%
                                                                                             -------------------  -----------
                                                                                                     19,160,000         1.7%
     WEST VIRGINIA
     -------------
        West Virginia Public Energy Authority, 3.56%
           Morgantown Energy Association,
           Series 89A, AMT, 08/10/06
           LOC: Dexia                                                             10,000,000         10,000,000         0.9%
        West Virginia Public Energy Authority, 3.71%
           Morgantown Energy Association,
            Series 89A, AMT, 09/13/06
           LOC: Dexia                                                             20,500,000         20,500,000         1.8%
        West Virginia Public Energy Authority, 3.77%
           Morgantown Energy Association,
           Series 89A, AMT, 09/12/06
           LOC: Dexia                                                             11,800,000         11,800,000         1.0%
                                                                                             -------------------  -----------
                                                                                                     42,300,000         3.7%

------------------------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                       INVESTMENT PORTFOLIO
                                                           MAY 31, 2006
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL                           % OF NET
                                                                                 AMOUNT            VALUE             ASSETS
                                                                                --------           -----            --------
     WISCONSIN
     ---------
        Wisconsin, 3.65%
           Transportation Revenue Bond
           Series 97A, 09/14/06                                                   27,600,000         27,600,000         2.4%
                                                                                             -------------------  -----------
     Total Commercial Paper (cost $280,294,000)                                                     280,294,000       24.20%
                                                                                             -------------------  -----------

     Total Investment Portfolio (cost $1,157,755,571) (d), 100.0% (a)                             1,157,755,571       100.0%
                                                                                             -------------------  -----------
     Other Assets and Liabilities, net, (0.0)% (a)                                                      456,036         0.0%
                                                                                             -------------------  -----------
     Net Assets, (net asset value, offering and redemption price of $1.00 per share;             $1,158,211,607       100.0%
                                                                                             ===================  ===========
        1,158,211,607 shares outstanding), consisting of paid-in-capital, 100.0%

     ------

     (a) Percentages are based on net assets.
     (b) Earlier of the maturity date or the put date.
     (c) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
     (d) The aggregate identified cost for federal income tax purposes is the same.


        AMT -  Securities subject to Alternative Minimum Tax
        BPA -  Bond Purchase Agreement
        GO  -  General Obligation
        LOC -  Credit enhancement provided by letter of credit issued by noted institution


ITEM 2.   CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940
          Act) of Heritage Cash Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3.   EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Capital Cash Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                HERITAGE CASH TRUST
Date:    July 27, 2006

                                                /s/ K. C. Clark
                                                --------------------------------
                                                K.C. Clark
                                                Executive Vice President and
                                                Principal Executive Officer




     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    July 27, 2006



                                                /s/ K. C. Clark
                                                --------------------------------
                                                K.C. Clark
                                                Executive Vice President and
                                                Principal Executive Officer


Date:    July 27, 2006



                                                /s/ Andrea N. Mullins
                                                --------------------------------
                                                Andrea N. Mullins
                                                Principal Financial Officer and
                                                Treasurer